DEFERRED GOVERNMENT GRANTS (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Government grants received that were deferred	¥ 1,200,000		¥ 1,500,000	¥ 3,600,000		¥ 1,600,000
Government grants	22,456,691	$ 3,163,003	19,600,822	23,020,413	$ 3,626,290	3,530,405
Subsidies that the government has not set any conditions and are not tied to future trends or performance
DEFERRED GOVERNMENT GRANTS
Government grants	¥ 13,200,000		¥ 18,500,000	¥ 20,800,000		¥ 1,440,000